Interest in Other Entities (Details) - Schedule of Cash Flows - USD ($) $ in Thousands		4 Months Ended	6 Months Ended
		Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Eventer Ltd. [Member]
Interest in Other Entities (Details) - Schedule of Cash Flows [Line Items]
Cash flow used in operating activities	[1]		$ 199	$ 1,235
Cash flow used in investing activities	[1]		(6)	(6)
Cash flow from (used in) financing activities	[1]			(146)
Gain (losses) from exchange differences on cash and cash equivalents	[1]		(79)	(288)
Net increase (decrease) in cash and cash equivalents	[1]		114	795
Jeffs’ Brands Ltd. [Member]
Interest in Other Entities (Details) - Schedule of Cash Flows [Line Items]
Cash flow used in operating activities			(749)	(1,054)
Cash flow used in investing activities			(4,998)	(3)
Cash flow from (used in) financing activities			(119)	731
Net increase (decrease) in cash and cash equivalents			(5,866)	$ (326)
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of Cash Flows [Line Items]
Cash flow used in operating activities	[2]	$ 989	993
Cash flow used in investing activities	[2]	(9)	(8)
Cash flow from (used in) financing activities	[2]	1,661	(1,851)
Gain (losses) from exchange differences on cash and cash equivalents	[2]	51	109
Net increase (decrease) in cash and cash equivalents	[2]	$ 2,692	$ (757)

[1]	Translated according to the average exchange rates for each period.
[2]	translated at average exchange rates for each period.